Schedule I-Summary of Investments Other-Than-Investments in Related Parties	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
Schedule I-Summary of Investments Other-Than-Investments in Related Parties
Schedule I — Summary of Investments
Other-Than-Investments in Related Parties

	Cost or Amortized Cost	Fair Value	Amount at which shown in balance sheet
	(in millions)
Fixed maturity securities:
U.S. government and government agencies and authorities	$0.8	$0.9	$0.9
States, municipalities and political subdivisions	3.0	3.2	3.2
Foreign governments	0.2	0.3	0.3
Asset-backed	7.9	7.9	7.9
Residential mortgage-backed	2.4	2.5	2.5
U.S. corporate	24.3	25.4	25.4
Foreign corporate	8.1	8.5	8.5
Total fixed maturity securities	46.7	48.7	48.7
Short-term investments	0.7	0.7	0.7
Total investments	$47.4	$49.4	$49.4